BORROWINGS (Long-Term Borrowings) (Details) In Millions, unless otherwise specified			9 Months Ended						9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 China Construction Bank [Member] Facility Two [Member] USD ($)	Sep. 30, 2014 China Construction Bank [Member] Facility Two [Member] CNY	Sep. 30, 2014 Huaxia Bank [Member] USD ($)	Sep. 30, 2014 Huaxia Bank [Member] CNY	Dec. 31, 2013 Huaxia Bank [Member] USD ($)	Dec. 31, 2013 Huaxia Bank [Member] CNY	Sep. 30, 2014 Huaxia Bank [Member] Facility One [Member] USD ($)	Sep. 30, 2014 Huaxia Bank [Member] Facility One [Member] CNY	Sep. 30, 2014 Huaxia Bank [Member] Facility Two [Member] USD ($)	Sep. 30, 2014 Huaxia Bank [Member] Facility Two [Member] CNY	Sep. 30, 2014 Bank of China [Member] USD ($)	Sep. 30, 2014 Bank of China [Member] CNY	Sep. 30, 2014 Chongqing Rural Commercial Bank [Member] USD ($)	Sep. 30, 2014 Chongqing Rural Commercial Bank [Member] CNY
Debt Instrument [Line Items]
Initiation date of credit facility			Jan. 21, 2009	Jan. 21, 2009	Sep. 28, 2011	Sep. 28, 2011							Sep. 30, 2011	Sep. 30, 2011	Oct. 26, 2011	Oct. 26, 2011
Term of facility			6 years	6 years	4 years	4 years							6 years	6 years	4 years	4 years
Maximum borrowing amount of credit facility			$ 65.1	400.0	$ 65.1	400.0							$ 159.6	980.0	$ 40.0	245.5
Interest rate spread over rate issued by People's Bank of China													5.00%	5.00%	10.00%	10.00%
Amount drawn down			65.1	400.0	61.9	380.0			21.2	130.0	40.7	250.0	122.2	750.0	40.6	245.5
Amount repaid			58.6	360.0	26.7	164.0							9.8	60.0	25.4	156.0
Fixed interest rate									6.65%	6.65%	6.90%	6.90%
Amount of collateral					2.1	13.0
Amount available for future draw down							$ 3.3	20.0					$ 37.5	230.0
Weighted average interest rate	6.90%	7.20%